UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end:  August 31, 2021

Date of reporting period:  February 28, 2021

Item 1. Report to Stockholders.

(a)	[Insert full text of semi-annual report here]

ATAC Rotation Fund
Investor Class (ATACX)
Institutional Class (ATCIX)

Semi-Annual Report

www.atacfunds.com	February 28, 2021

(This Page Intentionally Left Blank.)

ATAC ROTATION FUND

April 11, 2021

Dear Fellow Shareholders:

On behalf of the Toroso team, we would like to thank you for your investment in the ATAC Rotation Fund.

The goal of the ATAC Rotation Fund (“ATACX”/“ATCIX”) is to serve as a strategy which over time can enhance a portfolio’s overall risk and return characteristics. By utilizing a buy and rotate approach which uses historically leading indicators of volatility, our Fund places a large emphasis on risk management, seeking to rotate fully into Treasuries in advance of conditions that favor market stress.

For the semi-annual period ending February 28, 2021, the ATAC Rotation Fund Investor Class and Institutional Class returned 11.76% and 11.89% respectively, versus a return of 9.44% for the Lipper Flexible Portfolio Fund Index and a return of 9.74% for the S&P 500 Total Return® Index.

Markets continued to behave in a volatile fashion coming out of the March low, as the world looked towards the US elections and an on-going narrative around societal upheaval no matter who would win the Presidency. The weekly nature of the Fund’s risk-on, risk-off positioning resulted in a few weeks of defensive Treasury posturing, with the most notable rotation being short-duration Treasuries the week of the election itself. While the Fund missed out on the stock market’s strong gains that week, the continuous evaluation of signals resulted in a trade into small-cap ETFs November 6th despite uncertainty over who formally cinched the nomination. Subsequently, small-caps rallied.

Thus far in 2021, challenges and uncertainty remain, given policy actions which may be creating more fragility in the system through the issuance of more and more debt. As the country’s liabilities grow, we suspect whipsaws in signals will continue as they always have, but so too will opportunities to position defensively in advance of another stock market accident. With the pandemic still on-going, we continue to anticipate a challenging environment for traditional buy and hold investing, and we are hopeful that the Fund can continue to navigate through volatile markets ahead.

Over a complete market cycle, it is risk management which we believe is the most effective way to compound wealth. Compounding wealth requires positive returns and the avoidance of large losses – there is simply no other way. Importantly, one must take a longer-term view and evaluate a strategy beyond small samples, understanding the role that strategy has in one’s overall portfolio asset allocation.

Thank you again for your trust and confidence in our distinctive approach to portfolio management.

Sincerely,

Michael A. Gayed, CFA and Michael Venuto

ATAC ROTATION FUND

Past performance is not a guarantee of future results.

Opinions expressed are those of Toroso Investments, LLC and are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Because the Fund invests primarily in ETFs, it may invest a greater percentage of its assets in the securities of a single issuer and therefore could be considered non-diversified. If a fund invests a greater percentage of its assets in the securities of a single issuer, its value may decline to a greater degree than if the fund held were a more diversified mutual fund. The Fund is expected to have a high portfolio turnover ratio which has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of capital gains. This means that investors will be likely to have a higher tax liability. Because the Fund invests in Underlying ETFs an investor will indirectly bear the principal risks of the Underlying ETFs, including but not limited to, risks associated with investments in ETFs, large and smaller companies, real estate investment trusts, foreign securities, non-diversification, high yield bonds, fixed income investments, derivatives, leverage, short sales and commodities. The Fund will bear its share of the fees and expenses of the Underlying ETFs. Shareholders will pay higher expenses than would be the case if making direct investments in the Underlying ETFs.

The Lipper Flexible Portfolio Fund Index is an equal dollar weighted index of the largest mutual funds within the Flexible Portfolio fund classification, as defined by Lipper.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

One may not directly invest in an index.

Must be preceded or accompanied by a current prospectus.

ATAC ROTATION FUND

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-855-282-2386. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return (%) – As of February 28, 2021

	1 Year	3 Year	5 Year	Since Inception(1)
Investor Class	54.42%	20.09%	20.26%	11.61%
Institutional Class	54.74%	20.40%	20.56%	11.89%
S&P 500® Index(2)	31.29%	14.14%	16.82%	14.59%
Lipper Flexible Portfolio Funds Index(3)	23.48%	9.66%	11.19%	8.31%

(1)
Period from Fund inception through February 28, 2021. The Investor Class commenced operations on September 10, 2012 and the Institutional Class commenced operations on March 26, 2018. Performance shown for the Institutional Class prior to the inception of the Institutional Class is based on the performance of the Investor Class, adjusted for the lower expenses applicable to the Institutional Class.

(2)	The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.
(3)
The Lipper Flexible Portfolio Funds Index is an equal dollar weighted index of the largest mutual funds within the Flexible Portfolio funds classification, as defined by Lipper.  One cannot invest directly in an index.

The following is expense information for the ATAC Rotation Fund (the “Fund”) as disclosed in the Fund’s most recent prospectus dated December 28, 2020: Investor Class – Gross Expenses: 2.04%, Net Expenses: 1.92%. Institutional Class – Gross Expenses: 1.82%, Net Expenses: 1.67%. Toroso Investments, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and reimburse Fund expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding certain expenses such as taxes, leverage interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, or extraordinary expenses) do not exceed 1.74% of the average daily net assets of the Fund’s Investor Class shares and do not exceed 1.49% of the average daily net assets of the Fund’s Institutional Class shares. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least May 1, 2022. Thereafter, the agreement may be terminated at any time upon 60 days’ written noticed by the Trust’s Board of Trustees (the “Board”) or the Adviser, with the consent of the Board.

ATAC ROTATION FUND

Asset Allocation (Unaudited)
as of February 28, 2021(1)
(% of net assets)

Fund Holdings (Unaudited)
as of February 28, 2021(1)
(% of net assets)

iShares Core S&P Small Cap Fund	33.8%
Schwab U.S. Small Cap Fund	23.4%
iShares Russell 2000 Fund	14.0%
Direxion Daily Small Cap Bull 3x Fund	13.5%
SPDR Portfolio S&P 600 Small Cap Fund	9.6%

(1)	Fund holdings and asset allocation are subject to change and are not recommendations to buy or sell any security.

ATAC ROTATION FUND

Expense Example (Unaudited)
February 28, 2021

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; interest expense; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 – February 28, 2021).

ACTUAL EXPENSES

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (9/1/20)	Value (2/28/21)	(9/1/20 – 2/28/21)
Investor Class Actual(2)	$1,000.00	$1,117.60	$9.14
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,016.17	$8.70

Institutional Class Actual(2)	$1,000.00	$1,118.90	$7.83
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,017.41	$7.45

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.74% and 1.49% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended February 28, 2021 of 11.76% and 11.89% for the Investor Class and Institutional Class, respectively.

ATAC ROTATION FUND

Schedule of Investments (Unaudited)
February 28, 2021

Description	Shares	Value
EXCHANGE-TRADED FUNDS – 94.3%
Direxion Daily Small Cap Bull 3x Fund	528,938	$46,890,354
iShares Core S&P Small Cap Fund *	1,113,403	117,007,521
iShares Russell 2000 Fund	221,394	48,332,524
Schwab U.S. Small Cap Fund	822,495	80,933,508
SPDR Portfolio S&P 600 Small Cap Fund	817,325	33,428,593
Total Exchange-Traded Funds
(Cost $327,318,391)		326,592,500

SHORT-TERM INVESTMENT – 5.3%
First American Government Obligations Fund – Class X, 0.03%^
(Cost $18,580,215)	18,580,215	18,580,215
Total Investments – 99.6%
(Cost $345,898,606)		345,172,715
Other Assets and Liabilities, Net – 0.4%		1,295,562
Total Net Assets – 100.0%		$346,468,277

*
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

^	The rate shown is the annualized seven day effective yield as of February 28, 2021.

See Notes to the Financial Statements

ATAC ROTATION FUND

Statement of Assets and Liabilities (Unaudited)
February 28, 2021

ASSETS:
Investments, at value:
Unaffiliated issuers (Cost: $345,898,606)	$345,172,715
Interest receivable	214
Receivables for capital shares sold	2,088,834
Prepaid expenses	45,410
Total assets	347,307,173

LIABILITIES:
Payable to investment adviser	330,788
Payable for capital shares redeemed	299,652
Payable for fund administration & accounting fees	78,650
Payable for compliance fees	3,671
Payable for transfer agent fees & expenses	37,232
Payable for custody fees	3,042
Payable for audit fees	9,678
Accrued expenses	17,980
Accrued distribution fees	58,203
Total liabilities	838,896

NET ASSETS	$346,468,277

NET ASSETS CONSIST OF:
Paid-in capital	$313,930,632
Total distributable earnings	32,537,645
Net Assets	$346,468,277

Investor Class
Net Assets	$141,813,649
Shares issued and outstanding(1)	3,015,539
Net asset value, redemption price and offering price per share	$47.03

Institutional Class
Net Assets	$204,654,628
Shares issued and outstanding(1)	4,329,113
Net asset value, redemption price and offering price per share	$47.27

(1)	Unlimited shares authorized without par value.

See Notes to the Financial Statements

ATAC ROTATION FUND

Statement of Operations (Unaudited)
For the Six Months Ended February 28, 2021

INVESTMENT INCOME:
Dividend income – Unaffiliated issuers	$1,812,346
Interest income	881
Total investment income	1,813,227

EXPENSES:
Investment adviser fees (See Note 4)	1,862,824
Distribution fees – Investor Class (See Note 5)	163,448
Fund administration & accounting fees (See Note 4)	152,901
Transfer agent fees & expenses (See Note 4)	105,688
Federal & state registration fees	35,206
Custody fees (See Note 4)	14,039
Postage & printing fees	11,890
Audit fees	9,677
Trustee fees	7,758
Compliance fees (See Note 4)	7,421
Legal fees	5,197
Other expenses	3,351
Insurance fees	817
Total expenses before interest expense, recoupment & waiver	2,380,217
Interest expense (See Note 10)	7,055
Total expenses before recoupment & waiver	2,387,272
Add: fee recoupment (See Note 4)	7,252
Less: waiver from investment adviser (See Note 4)	(3,534)
Net expenses	2,390,990

NET INVESTMENT LOSS	(577,763)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Unaffiliated issuers	31,660,256
Affiliated issuers	2,181,050
Net realized gain	33,841,306

Net change in unrealized appreciation/depreciation:
Unaffiliated issuers	166,183
Affiliated issuers	—
Net change in unrealized appreciation/depreciation on investments	166,183

Net realized and unrealized gain on investments	34,007,489

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,429,726

See Notes to the Financial Statements

ATAC ROTATION FUND

Statements of Changes in Net Assets

	Six Months Ended
	February 28, 2021	Year Ended
	(Unaudited)	August 31, 2020
OPERATIONS:
Net investment income (loss)	$(577,763)	$368,861
Net realized gain on investment transactions	33,841,306	54,997,298
Net change in unrealized appreciation/depreciation
on investments	166,183	(5,397,282)
Net increase in net assets resulting from operations	33,429,726	49,968,877

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	58,745,717	127,420,103
Proceeds from reinvestment of distributions	14,962,589	228,564
Payments for shares redeemed	(58,630,753)	(56,038,798)
Increase in net assets resulting
from Investor Class transactions	15,077,553	71,609,869
Institutional Class:
Proceeds from shares sold	106,852,823	111,348,424
Proceeds from reinvestment of distributions	18,479,085	330,954
Payments for shares redeemed	(63,434,518)	(31,222,078)
Increase in net assets resulting
from Institutional Class transactions	61,897,390	80,457,300
Net increase in net assets resulting
from capital share transactions	76,974,943	152,067,169

DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(15,800,813)	(244,765)
Institutional Class	(19,775,111)	(340,849)
Total distributions to shareholders	(35,575,924)	(585,614)

TOTAL INCREASE IN NET ASSETS	74,828,745	201,450,432

NET ASSETS:
Beginning of period	271,639,532	70,189,100
End of period	$346,468,277	$271,639,532

See Notes to the Financial Statements

ATAC ROTATION FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

Investor Class
	Six Months Ended
	February 28,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2021	August 31,	August 31,	August 31,	August 31,	August 31,
	(Unaudited)	2020	2019	2018	2017	2016
PER SHARE DATA(1):
Net asset value, beginning of period	$47.60	$31.20	$33.01	$31.45	$26.94	$26.46

INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.13)	0.08	0.17	0.08	(0.23)	(0.21)
Net realized and unrealized
gains (losses) on investments(3)	5.58	16.59	(1.67)	4.10	4.74	0.69
Total from investment operations	5.45	16.67	(1.50)	4.18	4.51	0.48

LESS DISTRIBUTIONS:
From net investment income	(0.03)	(0.27)	—	(0.09)	—	—
From net capital gains	(5.99)	—	(0.31)	(2.53)	—	—
Total distributions	(6.02)	(0.27)	(0.31)	(2.62)	—	—
Paid-in capital from redemption fees	—	—	—	—	— (4)	— (4)

Net asset value, end of period	$47.03	$47.60	$31.20	$33.01	$31.45	$26.94

TOTAL RETURN(5)	11.76%	53.92%	-4.45%	13.81%	16.74%	1.81%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$141.8	$128.7	$31.1	$55.6	$88.0	$83.4

Ratio of expenses to average net assets(6)(7):
Before expense waiver/recoupment	1.74%	1.86%	1.94%	2.12%	2.31%	2.09%
After expense waiver/recoupment	1.74%	1.74%	1.75%	2.08%	2.25%	2.02%

Ratio of expenses excluding interest
expenses to average net assets(6)(7):
Before expense waiver/recoupment	1.74%	1.86%	1.93%	1.78%	1.80%	1.81%
After expense waiver/recoupment	1.74%	1.74%	1.74%	1.74%	1.74%	1.74%

Ratio of net investment income (loss)
to average net assets(6)(7):
After expense waiver/recoupment	(0.53)%	0.21%	0.56%	0.24%	(0.80)%	(0.81)%

Portfolio turnover rate(5)(8)	978%	1,785%	2,053%	1,856%	2,270%	2,311%

(1)	Per share data calculated using the average shares outstanding method.
(2)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)
Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(4)	Amount rounds to less than $0.01.
(5)	Not annualized for periods less than one year.
(6)	Does not include expenses of investment companies in which the Fund invests.
(7)	Annualized for periods less than one year.
(8)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

ATAC ROTATION FUND

Financial Highlights

For a Fund share outstanding throughout the periods.

Institutional Class
				For the Period
				Inception(1)
	Six Months Ended			through
	February 28, 2021	Year Ended	Year Ended	Year Ended
	(Unaudited)	August 31, 2020	August 31, 2019	August 31, 2018
PER SHARE DATA(2):
Net asset value, beginning of period	$47.81	$31.32	$33.05	$31.04

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	(0.06)	0.18	0.24	(0.03)
Net realized and unrealized
gains (losses) on investments(4)	5.60	16.64	(1.66)	2.04
Total from investment operations	5.54	16.82	(1.42)	2.01

LESS DISTRIBUTIONS:
From net investment income	(0.09)	(0.33)	—	—
From net capital gains	(5.99)	—	(0.31)	—
Total distributions	(6.08)	(0.33)	(0.31)	—

Net asset value, end of period	$47.27	$47.81	$31.32	$33.05

TOTAL RETURN(5)	11.89%	54.32%	-4.20%	6.48%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$204.7	$142.9	$39.1	$60.0

Ratio of expenses to average net assets(6)(7):
Before expense waiver/recoupment	1.49%	1.64%	1.69%	1.66%
After expense waiver/recoupment	1.49%	1.49%	1.50%	1.50%

Ratio of expenses excluding interest expenses
to average net assets(6)(7):
Before expense waiver/recoupment	1.49%	1.64%	1.68%	1.65%
After expense waiver/recoupment	1.49%	1.49%	1.49%	1.49%

Ratio of net investment income (loss)
to average net assets(6)(7):
After expense waiver/recoupment	(0.28)%	0.46%	0.81%	(0.18)%

Portfolio turnover rate(5)(8)	978%	1,785%	2,053%	1,856%

(1)	Inception date of the Institutional Class was March 26, 2018.
(2)	Per share data calculated using the average shares outstanding method.
(3)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)
Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.

(5)	Not annualized for periods less than one year.
(6)	Does not include expenses of investment companies in which the Fund invests.
(7)	Annualized for periods less than one year.
(8)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

ATAC ROTATION FUND

Notes to the Financial Statements (Unaudited)
February 28, 2021

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The ATAC Rotation Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to achieve absolute positive returns over time.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The Fund currently offers two classes of shares, the Investor Class and the Institutional Class. Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class. The Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee.  The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended February 28, 2021, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of and during the period ended February 28, 2021, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the fiscal year ended August 31, 2017.

Security Transactions, Income, and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method.

The Fund distributes substantially all net investment income and net realized capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

ATAC ROTATION FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2021

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (see Note 5). Expenses associated with a specific fund in the Trust are charged to that fund.  Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Exchange-Traded Funds – Exchange-traded funds (“ETFs”) are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an ETF does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”).  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the

ATAC ROTATION FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2021

time at which the Fund determine their net asset values per share.  The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of February 28, 2021:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$326,592,500	$—	$—	$326,592,500
Short-Term Investment	18,580,215	—	—	18,580,215
Total Investments in Securities	$345,172,715	$—	$—	$345,172,715

Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Toroso Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund. For its services, the Fund pays the Adviser a monthly management fee of 1.25% of the Fund’s average daily net assets up to $500 million, 1.15% of the Fund’s average daily net assets on the next $250 million, 1.05% of the Fund’s average daily net assets on the next $250 million, and 0.95% of the Fund’s average daily net assets in excess of $1 billion.

The Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding certain expenses such as taxes, leverage interest, interest expense, dividends paid on short sales, brokerage commissions, acquired fund fees and expenses, or extraordinary expenses) do not exceed 1.74% of the average daily net assets of the Fund’s Investor Class and do not exceed 1.49% of the average daily net assets of the Fund’s Institutional Class.

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver or reimbursement occurred.  The Operating Expenses Limitation Agreement is indefinite in term, but cannot be terminated through at least May 1, 2022. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Board or the Adviser, with the consent of the Board.  During the period ended February 28, 2021, the Adviser was able to recoup $7,252, relating to fees waived in prior fiscal years.  Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Amount
June 2023 – August 2023	$35,938
September 2023 – December 2023	$3,534

U.S. Bancorp Fund Services, LLC (the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the

ATAC ROTATION FUND

Notes to the Financial Statements (Unaudited) – Continued
February 28, 2021

activities of the Custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended February 28, 2021 are disclosed in the Statements of Operations.

5.  DISTRIBUTION COSTS

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class’ average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.  For the period ended February 28, 2021, the Fund’s Investor Class incurred $163,448 for expenses pursuant to the Plan.

6.  CAPITAL SHARE TRANSACTIONS

	Period Ended	Year Ended
	February 28, 2021	August 31, 2020
Transactions in shares of the Fund were as follows:
Investor Class
Shares sold	1,239,013	3,070,983
Shares issued to holders in reinvestment of distributions	325,698	7,566
Shares redeemed	(1,252,147)	(1,372,530)
Net increase	312,564	1,706,019
Institutional Class
Shares sold	2,256,691	2,547,996
Shares issued to holders in reinvestment of distributions	400,327	10,926
Shares redeemed	(1,317,941)	(816,730)
Net increase	1,339,077	1,742,192
Net increase in shares outstanding	1,651,641	3,448,211

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended February 28, 2021, were as follows:

U.S. Government Securities		Other Securities
Purchases	Sales	Purchases	Sales
$—	$ —	$2,889,662,769	$2,865,222,336

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Notes to the Financial Statements (Unaudited) – Continued
February 28, 2021

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at August 31, 2020, the Fund’s most recently completed fiscal year end, were as follows:

Aggregate	Aggregate		Federal
Gross	Gross	Net	Income
Appreciation	Depreciation	Depreciation	Tax Cost
$ —	$(892,074)	$(892,074)	$288,620,143

Any difference between book-basis and tax-basis unrealized appreciation (depreciation) would be attributable primarily to the tax deferral of losses on wash sales. For the year ended August 31, 2020, there were no differences.

At August 31, 2020, components of accumulated earnings on a tax-basis were as follows:

Undistributed			Total
Ordinary	Unrealized	Undistributed	Distributable
Income	Depreciation	Capital Gains	Earnings
$368,861	$(892,074)	$35,207,056	$34,683,843

As of August 31, 2020, the Fund utilized $14,421,410 of capital loss carryovers during the year. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.  The Fund deferred no post-October losses. The Fund did not defer any qualified late year losses.

The tax character of distributions paid for the period ended February 28, 2021, were as follows:

Ordinary Income*	Long-Term Capital Gains	Total
$35,575,924	$ —	$35,575,924

The tax character of distributions paid for the year ended August 31, 2020, were as follows:

Ordinary Income*	Long-Term Capital Gains	Total
$585,614	$ —	$585,614

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

9.  TRANSACTIONS WITH AFFILIATES

If the Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act.  The Fund conducted transactions during the period ended February 28, 2021 with affiliated companies as so defined:

	Beginning shares	Additions	Reductions	Ending Shares
Direxion Emerging Markets Bull 3x Fund	—	972,382	(972,382)	—
ProShares UltraPro Russell 2000 Fund	—	1,043,968	(1,043,968)	—

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Notes to the Financial Statements (Unaudited) – Continued
February 28, 2021

				Change in
				Unrealized
	Value	Dividend	Realized	Appreciation/
	February 28, 2021	Income	Gain (Loss)	Depreciation
Direxion Emerging Markets Bull 3x Fund	$—	$—	$3,636,367	$—
ProShares UltraPro Russell 2000 Fund	$—	$—	$(1,455,317)	$—

10.  LINE OF CREDIT

The Fund established an unsecured line of credit (“LOC”) in the amount of $12,000,000, 10% of the gross fair value of the Fund, or 33.33% of the fair value of the Fund’s investments, whichever is less. The LOC matures, unless renewed on July 23, 2021. This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants in connection with shareholder redemptions and other short-term liquidity needs of the Fund. The LOC is with the Custodian. Interest is charged at the prime rate, which was 3.25% as of February 28, 2021. The interest rate during the period was 3.25%. The weighted average interest rate paid on outstanding borrowings was 3.25%. The Fund has authorized the Custodian to charge any of the accounts of the Fund for any missed payments.

For the period ended February 28, 2021, the Fund’s credit facility activity is as follows:

Credit	Average	Amount Outstanding as	Interest	Maximum	Maximum
Facility Agent	Borrowings	of February 28, 2021	Expense	Borrowing	Borrowing Date
U.S. Bank N.A.	$431,762	$ —	$7,055	$8,785,000	November 9, 2020

11.  LEVERAGED ETFS

Leveraged ETFs are funds that rely on financial derivatives and/or debt (“leverage”) to amplify the investment return of an underlying index. The use of leverage will magnify the effect of any increase or decrease in the value of a Leveraged ETF’s portfolio. During the period ended February 28, 2021, the Fund invested in Leveraged ETFs.

12.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the 1940 Act. As of February 28, 2021, UBS Wealth Management held 26.1% outstanding shares of the Fund.

13.  COVID-19

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depend on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

ATAC ROTATION FUND

Additional Information (Unaudited)
February 28, 2021

AVAILABILITY OF FUND PORTFOLIO INFORMATION

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-855-282-2386.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-282-2386. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-855-282-2386, or (2) on the SEC’s website at www.sec.gov.

(This Page Intentionally Left Blank.)

ATAC ROTATION FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Toroso Investments, LLC
898 North Broadway, Suite 2
Massapequa, NY 11758

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-282-2386.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed as issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit.  1) Not applicable for semi-annual reports.

(2)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)     /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    May 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    May 6, 2021

By (Signature and Title)     /s/Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date    May 6, 2021